File Nos.33-23035
                                                                     811-05618
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

                                FORM    N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    ( )
     Pre-Effective Amendment No.                                           ( )
     Post-Effective Amendment No. 21                                       (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            ( )
     Amendment No. 57                                                      (X)


                      (Check    appropriate    box    or    boxes.)

      ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
     -------------------------------
        (Exact  Name  of  Registrant)

     ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NORTH  AMERICA
     -----------------------------------------------
        (Name  of  Depositor)


     1750  Hennepin  Avenue,  Minneapolis,  MN                           55403
     -------------------------------------------                         -----
     (Address  of  Depositor's  Principal  Executive  Offices)      (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code    (612)  347-6596

     Name  and  Address  of  Agent  for  Service
     -------------------------------------
          Michael  T.  Westermeyer
          Allianz  Life  Insurance  Company  of  North  America
          1750  Hennepin  Avenue
          Minneapolis,  MN    55403


     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866


     It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on November 12, 1999 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _X_ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts



                            CROSS  REFERENCE  SHEET
                           (Required  by  Rule  495)

Item No.                                         Location
                           PART  A

Item 1.   Cover  Page.                           Cover  Page

Item 2.   Definitions.                           Index  of  Terms

Item 3.   Synopsis  or  Highlights               Profile

Item 4.   Condensed  Financial  Information      Appendix

Item 5.   General  Description  of  Registrant,
          Depositor,  and  Portfolio  Companies  Preferred  Life,
                                                 The Separate
                                                 Account, Investment
                                                 Options

Item 6.   Deductions                             Expenses

Item 7.   General  Description  of  Variable
          Annuity  Contracts                     The Franklin Valuemark IV
                                                 Variable and Fixed
                                                 Annuity Contract

Item 8.   Annuity  Period                        Annuity  Payments
                                                      (The Payout Phase)

Item 9.   Death  Benefit                         Death  Benefit

Item 10.  Purchases  and  Contract  Value        Purchase

Item 11.  Redemptions.                           Access  to  Your
                                                 Money

Item 12.  Taxes                                  Taxes

Item 13.  Legal  Proceedings                     None

Item 14.  Table of Contents of the Statement of
          Additional Information                 Table of Contents of
                                                 the Statement of
                                                 Additional Information

                          PART  B

Item 15.  Cover Page                             Cover Page

Item 16.  Table of Contents                      Table of Contents

Item 17.  General Information and History        Insurance Company

Item 18.  Services                               Not Applicable

Item 19.  Purchase of Securities Being Offered   Not Applicable

Item 20.  Underwriters                           Distributor

Item 21.  Calculation of Performance Data        Calculation of
                                                 Performance Data

Item 22.  Annuity Payments                       Annuity Provisions

Item 23.  Financial Statements                   Financial Statements


                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.



Parts A, B, and C were filed in Registrants Post Effective Amendment No.20 to Form N-4 on August 26, 1999 and are incorporated herein by reference.



                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registrations Statement and has caused this registration statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 20th day of October, 1999.

     ALLIANZ LIFE VARIABLE
     ACCOUNT B
                 (Registrant)

By:  ALLIANZ LIFE INSURANCE COMPANY
     OF NORTH AMERICA
                  (Depositor)



By: /s/ Michael T. Westermeyer
     -------------------------
        Michael T. Westermeyer


     ALLIANZ LIFE INSURANCE COMPANY
     OF NORTH AMERICA



By: /s/ Michael T. Westermeyer
     -------------------------
        Michael T. Westermeyer



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title

Lowell C. Anderson*      Chairman of the Board        10-20-99
Lowell C. Anderson

Robert W. MacDonald*     Director and                 10-20-99
Robert W. MacDonald      Chief Executive Officer

Margery G. Hughes*       President and                10-20-99
Margery G. Hughes        Chief Administrative Officer

Mark A. Zesbaugh*        Chief Financial Officer      10-20-99
Mark A. Zesbaugh

Herbert F. Hansmeyer*    Director                     10-20-99
Herbert F. Hansmeyer

Michael P. Sullivan*     Director                     10-20-99
Michael P. Sullivan

Dr. Gerhard Rupprecht*   Director                     10-20-99
Dr. Gerhard Rupprecht

Rev. Dennis Dease*       Director                     10-20-99
Rev. Dennis Dease

James R. Campbell*       Director                     10-20-99
James R. Campbell

Robert M. Kimmitt*       Director                     10-20-99
Robert M. Kimmitt



                                         *By    Power  of  Attorney



                                          By:  /s/ MICHAEL T. WESTERMEYER
                                              --------------------------------
                                              Michael T. Westermeyer
                                              Attorney-in-Fact